VESSELS UNDER CAPITAL LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2015
Vessels Under Capital Leases [Abstract]
Book Value Of Vessels Under Capital Lease [Table Text Block]

(in thousands of $)
Balance at December 31, 2014	—
Acquired as a result of the Merger	14,029
Impairment loss	(4,525)
Depreciation	(1,150)
Balance at December 31, 2015	8,354

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

(in thousands of $)
2016	17,692
2017	5,944
2018	5,944
2019	5,944
2020	1,791
Thereafter	—
Minimum lease payments	37,315
Less: imputed interest	(4,035)
Present value of obligations under capital leases	33,280